BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	11 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Summary of Disaggregation of revenue
The following table represents disaggregation of royalty revenue, license fees, milestone revenue and service revenue (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Royalty revenue	$582	$—	$984	$—
License fees	400	200	2,455	1,950
Milestone revenue	1,000	1,200	5,371	3,264
Service revenue	4,928	4,877	14,922	14,254

	$6,910	$6,277	$23,732	$19,468

Disaggregation of Revenue
The following table represents disaggregation of service revenue, license fees and milestone revenue (in thousands):

	Year ended December 31,
	2021	2020	2019
License fees	$4,500	$4,260	$5,700
Milestone revenue	10,164	7,125	7,050
Service revenue	20,084	11,883	5,568

	$34,748	$23,268	$18,318

Summary of Revenue from Significant Partners
Revenue from significant partners, which is defined as 10% or more of our total revenue, was as follows:

	Year-ended December 31,
	2021	2020	2019 (1)
Partner A	28%	26%	17%
Partner B	24%	21%	12%
Partner C	11%	10%	11%

(1)	Partner A, B and C in 2019 represent different customers than 2020 and 2021.

Avista Public Acquisition Corp. II [Member]
Summary of reconciliation of Class A ordinary shares subject to possible redemption reflected in the balance sheet
As of September 30, 2022 and December 31, 2021, the Class A ordinary shares subject to possible redemption reflected in the balance sheet are reconciled in the following table:

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(9,813,334)
Issuance costs allocated to Class A ordinary shares	(13,029,901)
Plus:
Remeasurement of Class A ordinary shares to redemption amount	28,593,235

Class A ordinary shares subject to possible redemption, December 31, 2021	235,750,000

Plus:
Remeasurement of Class A ordinary shares to redemption amount	1,438,875

Class A ordinary shares subject to possible redemption, September 30, 2022	$237,188,875

Gross proceeds	$230,000,000
Less:
Proceeds allocated to Public Warrants	(9,813,334)
Issuance costs allocated to Class A ordinary shares	(13,029,901)
Plus:
Accretion of carrying value to redemption value	28,593,235

Class A ordinary shares subject to possible redemption	$235,750,000

Summary of calculation of basic and diluted net loss per ordinary share
The following table reflects the calculation of basic and diluted net loss per ordinary share (in dollars, except per share amounts):

	Three Months Ended September 30, 2022		Three Months Ended September 30, 2021		Nine Months Ended September 30, 2022		For the Period from February 5, 2021 (Inception) Through September 30, 2022
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(1,973,144)	$(493,286)	$(118,394)	$(52,185)	$(6,762,069)	$(1,690,517)	$(86,633)	$(93,917)

Denominator:
Basic and diluted weighted average shares outstanding	23,000,000	5,750,000	12,250,000	5,399,457	23,000,000	5,750,000	4,755,274	5,155,063
Basic and diluted net loss per share	$(0.09)	$(0.09)	$(0.01)	$(0.01)	$(0.29)	$(0.29)	$(0.02)	$(0.02)

	For the Period from February 5, 2021 (inception) Through December 31, 2021
	Class A	Class B
Basic and diluted net loss per share:
Numerator:
Net loss	$(335,384)	$(181,058)

Denominator:
Basic and diluted weighted average shares outstanding	9,857,143	5,321,429
Basic and diluted net loss per share	$(0.03)	$(0.03)